Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 25,572	₨ 23,744
Bank overdraft, short-term loans and borrowings	27,082	23,145
Derivative financial instruments	479	326
Other liabilities and provisions	26,238	23,233
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	25,572	23,744
Bank overdraft, short-term loans and borrowings	27,082	23,145
Derivative financial instruments	479	326
Other liabilities and provisions	25,485	22,507
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 753	₨ 726